Stock-based Compensation (Notes)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
Stock-based Compensation

2011 Equity Plan
On February 23, 2011, the Compensation Committee of the Board of Managers of Momentive Holdings approved the Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan (the “2011 Equity Plan”). Under the 2011 Equity Plan, Momentive Holdings can award unit options, unit awards, restricted units, restricted deferred units, and other unit-based awards. The restricted deferred units are nonvoting units of measurement, which are deemed to be equivalent to one common unit of Momentive Holdings. The unit options are options to purchase common units of Momentive Holdings. The awards contain restrictions on transferability and other typical terms and conditions.

The following is a summary of key terms of the stock-based awards granted to MPM employees under the 2011 Equity Plan on February 23, 2011:

Tranche	Momentive Holdings Units Granted	Vesting Terms	Option/Unit Term
Unit Options:			10 years
Tranche A Options	716,351	Time-vest ratably over 4 years; Accelerated vesting six months after certain change of control transactions
Tranche B Options	358,171
Performance-based: Vest upon the earlier of i) the two year anniversary from the date of the achievement of the targeted common unit value following certain corporate transactions or ii) the six month anniversary from the date the targeted common unit value is achieved following certain change of control transactions

Tranche C Options	358,171
Performance-based: Vest upon the earlier of i) the one year anniversary from the date of the achievement of the targeted common unit value following certain corporate transactions or ii) the six month anniversary from the date the targeted common unit value is achieved following certain change of control transactions

Restricted Deferred Units (RDUs):			N/A

Tranche A RDUs	238,777	Time-vest ratably over 4 years; Accelerated vesting six months after certain change of control transactions
Tranche B RDUs	119,391
Performance-based: Vest upon the earlier of i) the two year anniversary from the date of the achievement of the targeted common unit value following certain corporate transactions or ii) the six month anniversary from the date the targeted common unit value is achieved following certain change of control transactions

Tranche C RDUs	119,391
Performance-based: Vest upon the earlier of i) the one year anniversary from the date of the achievement of the targeted common unit value following certain corporate transactions or ii) the six month anniversary from the date the targeted common unit value is achieved following certain change of control transactions

Unit Options

The Tranche A Options were granted with a grant date fair value of approximately $2. The fair value was estimated at the grant date using a Black-Scholes option pricing model. The assumptions used to estimate the fair value were a 2.21% risk free interest rate, a 6.25 year expected life, a 37.4% expected volatility rate and a 0% dividend rate.

The Tranche B and Tranche C Options were granted with performance and market conditions with a grant date fair value of approximately $1 and $1, respectively. The fair value was estimated at the grant date using a Monte Carlo valuation method, which is a commonly accepted valuation model for awards with market and performance conditions. The Monte Carlo valuation method requires the use of a range of assumptions. The range of risk-free interest rates were 0.16% to 3.49%, expected volatility rates ranged from 34.5% to 41.5% and the dividend rate was 0%. The expected life is not used in the Monte Carlo valuation method, but the output of the model indicated a weighted average expected life of 9.2 years. Compensation cost has not been recognized for the Tranche B and Tranche C Options during the year ended December 31, 2012 or 2011, since it is not probable the related options will vest. Compensation cost will be recognized over the service period once the satisfaction of the performance condition is probable.

Restricted Deferred Units

The Tranche A RDUs were granted with a grant date fair value of approximately $1. Compensation cost of less than $1 was recognized during the year ended December 31, 2012.

The Tranche B RDUs and Tranche C RDUs were granted with a grant date fair value of approximately $1 and $1, respectively. The fair value of each RDU was estimated at the grant date using the same Monte Carlo valuation method and assumptions as for the unit options. The RDU's have an indefinite life, thus the term used in the valuation model was 30 years, which resulted in a weighted average expected life of 21.4 years. Compensation cost has not been recognized for the Tranche B RDUs and Tranche C RDUs during the year ended December 31, 2011 because as of this date, it is not probable the related restricted deferred units will vest. Compensation cost will be recognized over the service period once the satisfaction of the performance condition is probable.

Although the 2011 Equity Plan is issued by Momentive Holdings, the underlying compensation cost represents compensation costs paid for by Momentive Holdings on MPM's behalf, as a result of the employees' service to MPM. All compensation cost is recorded over the requisite service period on a graded-vesting basis and is included in Selling, general and administrative expense in the Consolidated Statements of Operations.
Awards available to be granted under the 2011 Equity Plan (including both options and RDUs) are 1,890,756 at December 31, 2012.
2007 Long-Term Incentive Plan
On March 30, 2007, the Board of Directors of MPM Holdings approved the 2007 Long-Term Incentive Plan of Holdings (the “Incentive Plan”). As a result of the October 1, 2010 transaction in which Momentive Holdings became the Company's ultimate parent, the options issued under the Incentive Plan were converted to options to purchase units of Momentive Holdings. The exchange ratio was 38.5518 Momentive Holdings options for each 1 option of MPM Holdings outstanding. As a result, the prior period data has been recast to reflect this conversion. A maximum of 19,275,900 of Momentive Holdings units may be issued or transferred, including units issuable upon exercise of non-qualified stock options granted under the Incentive Plan.
 Employee option grants with graded vesting vest over a four or five-year period. The performance based options vest upon the earlier of (i) Apollo's achievement of a specified internal rate of return on its equity investment in MPM Holdings (now converted into Momentive Holdings common units) and (ii) Apollo's achievement of a specified cash-on-cash return on its equity investment in MPM Holdings (now converted into Momentive Holdings common units). The cash-on-cash return vesting criteria was added in early 2010. 77,103 options were granted under the Incentive Plan to the Company's directors in 2009. Director options vested and became exercisable immediately upon being granted and had a weighted average per share grant-date fair value of $1.14 for options granted in 2009. The fair value of each employee's options with graded vesting and the director options was estimated using the Black-Scholes-Merton option pricing model. For the options associated with investor IRR and cash-on-cash return, an adaptation of the Black-Scholes-Merton, which took into consideration the internal rate of return thresholds, was used to estimate fair value. This model adaptation is essentially equivalent to the use of a path-dependent lattice model.
Expected volatility was based on the historical volatility of representative peer companies’ stocks. Expected term for graded and director options was based on the simplified method which allows a term equal to the period from grant date to the mid-point between vesting dates and contractual expiration of the options. For options associated with investor IRR or cash-on-cash returns, the expected term reflected an assumed date when the investor would reach its internal rate of return or cash-on-cash return threshold plus an estimated additional holding period until the option exercise. For these awards, expense is measured but not recorded until the actual occurrence of the market condition being met, at which time the total remaining expense would be recognized. Expected dividend yield was based on management’s expectation of no dividend payments. Risk free interest rates were based on the U.S. treasury yield curve in effect at the grant date for instruments with similar lives.
Financial Statement Impact
For the fiscal years ended December 31, 2012, 2011 and 2010, the Company recognized less than $1 in each period for director compensation, less than $1, $2 and $3 for employee compensation, respectively. The compensation expenses are included in Selling, general and administrative expenses on the Consolidated Statements of Operations. The Company recognized no tax benefits. As of December 31, 2012, there was $1 of unrecognized compensation costs related to unvested options. The unrecognized compensation costs are expected to be recognized over a weighted-average period of 1.3 years.
The following is a summary of the Company's stock option plans activity as of and for the years ended December 31, 2012:

	Momentive Holdings Common Units	Weighted Average Exercise Price
Outstanding at December 31, 2011	10,830,238	$2.90
Granted	—
Forfeited	(480,165)	$3.40
Expired	—
Exercised	—
Outstanding at December 31, 2012	10,350,073	$2.88
Exercisable at December 31, 2012	4,511,080	$2.80
Expected to vest at December 31, 2012	5,058,938	$2.91

At December 31, 2012, the exercise prices for outstanding options ranged from $2.59 and $4.85 with a weighted average remaining contractual life of 5.4 years. The weighted average remaining contractual life for options exercisable and options expected to vest was 5 and 5.3 years, respectively. At December 31, 2012, the aggregate intrinsic value of both options exercisable and options expected to vest was less than $1. The total amount of cash received and total intrinsic value (which is the amount by which the stock price exceeded the exercise price of the options on the date of exercise) of options exercised during the years ended December 31, 2012, 2011 and 2010 was $0 in each year.
Restricted Unit Activity
Following is a summary of the Company's restricted unit plan activity for the year ended December 31, 2012:

	Momentive Holdings Common Units	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2011	413,600	$4.69
Restricted units granted	—	$—
Restricted units vested	(44,558)	$4.85
Restricted units forfeited	(60,054)	$4.85
Nonvested at December 31, 2012	308,988	$4.64

The weighted average remaining contractual life for restricted units granted and outstanding was 2.2 years.

Recent Developments

On March 8, 2013, the Compensation Committee of the Board of Managers of Momentive Holdings approved grants under the 2011 Equity Plan of restricted deferred units and unit options to certain of our key managers, including our named executive officers.